Other Debt Securities - Additional Information (Detail) - Government Securities [member] - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other debt securities at fair value through other comprehensive income [line items]
Unrealised Gain	$ 11,165	$ 691,202
Unrealised Loss	$ 1,478	$ 8,153,007